Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Average
	Summary		Summary				Summary	Average	Value of Initial Fixed $100
	Compensation		Compensation		Summary		Compensation	Compensation	Investment Based on:			Diluted FAD,
	Table	Compensation	Table	Compensation	Compensation	Compensation	Table	Actually	Company	Peer Group(7)		Excluding
	Total for	Actually Paid	Total for	Actually Paid	Table Total for	Actually Paid	Total for	Paid to	Total	Total		Non-recurring
	PEO	PEO(1)	PEO	PEO(2)	PEO	PEO(3)	Non-PEO	Non-PEO	Stockholder	Stockholder		Items,
Year	Ms. Simpson	Ms. Simpson	Ms. Shelley-Kessler	Ms. Shelley-Kessler	Mr. Malin	Mr. Malin	NEO(4)	NEO(5)	Return(6)	Return(6)	Net Income	per Share
2025	$—	$—	$4,027,538	$4,167,013	$4,026,725	$4,166,200	$1,322,262	$1,446,960	$121.66	$137.83	$123,880,000	$2.87
2024	—	—	2,682,850	4,315,777	2,682,850	4,315,777	3,197,314	5,139,072	114.59	133.97	94,879,000	2.67
2023	5,079,210	3,131,321	—	—	—	—	2,569,201	1,615,697	99.70	123.21	91,462,000	2.75
2022	4,512,891	3,991,312	—	—	—	—	2,276,362	2,018,260	103.05	108.34	100,584,000	2.68
2021	4,076,679	2,432,064	—	—	—	—	2,076,016	1,308,918	93.23	143.24	56,224,000	2.43
(1)	On December 31, 2024, we completed our long-term management succession plan as Ms. Simpson became our Executive Chairman. Therefore, she was not our PEO for 2024 despite having served as our CEO for the year. There were no special compensation actions taken in 2024 to recognize this transition and thus her compensation amounts in 2024 were near the median for a CEO in our peer group yet are included in the computation of compensation paid to non-PEO NEOs. The calculation of “compensation actually paid” to PEO Ms. Simpson reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2025	2024	2023	2022	2021
Summary Compensation Table Total	$—	$—	$5,079,210	$4,512,891	$4,076,679
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	—	—	(2,950,000)	(2,500,000)	(2,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	—	—	2,124,068	2,592,074	1,879,475
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	—	—	(1,173,194)	(610,633)	(1,615,636)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	—	—	51,237	(3,020)	591,546
Compensation Actually Paid	$—	$—	$3,131,321	$3,991,312	$2,432,064
(2)	On December 31, 2024, we completed our long-term management succession plan as Ms. Shelley-Kessler was promoted to the Co-CEO position. Therefore, she was one of our PEOs for fiscal year 2024, despite having served as our Co-President and Chief Financial Officer for the year. There were no special compensation actions taken in 2024 to recognize this transition and thus her compensation amounts in 2024 were below the median for a CEO in our peer group. The calculation of “compensation actually paid” to PEO Ms. Shelley-Kessler reflects the following adjustments:

	Fiscal Year	Fiscal Year
	2025	2024
Summary Compensation Table Total	$4,027,538	$2,682,850
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(2,250,000)	(1,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	2,183,133	1,856,047
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	128,585	1,222,311
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	77,757	54,569
Compensation Actually Paid	$4,167,013	$4,315,777
(3)	On December 31, 2024, we completed our long-term management succession plan as Mr. Malin was promoted to the Co-CEO position. Therefore, he was one of our PEOs for fiscal year 2024, despite having served as our Co-President and Chief Investment Officer for the year. There were no special compensation actions taken in 2024 to recognize this transition and thus his compensation amounts in 2024 were below the median for a CEO in our peer group. The calculation of “compensation actually paid” to PEO Mr. Malin reflects the following adjustments:

	Fiscal Year	Fiscal Year
	2025	2024
Summary Compensation Table Total	$4,026,725	$2,682,850
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(2,250,000)	(1,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	2,183,133	1,856,047
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	128,585	1,222,311
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	77,757	54,569
Compensation Actually Paid	$4,166,200	$4,315,777

(4)	For fiscal year 2025, Ms. Simpson, Ms. Chikhale, Mr. Boitano and Mr. Satterwhite are included as the non-PEO NEOs. For fiscal year 2024, Ms. Simpson and Ms. Chikhale are included as the non-PEO NEOs. For fiscal years 2021 through 2023, Ms. Shelley-Kessler and Mr. Malin are included as the non-PEO NEOs.
(5)	The calculation of average “compensation actually paid” to Non-PEO NEOs reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2025	2024	2023	2022	2021
Summary Compensation Table Total	$1,322,262	$3,197,314	$2,569,201	$2,276,362	$2,076,016
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(400,000)	(1,765,000)	(1,450,000)	(1,220,000)	(1,220,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	390,366	2,181,712	1,044,019	1,264,936	917,177
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	83,596	1,455,888	(572,520)	(301,523)	(848,551)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	50,736	69,158	24,997	(1,515)	384,276
Compensation Actually Paid	$1,446,960	$5,139,072	$1,615,697	$2,018,260	$1,308,918

(6)	TSR assumes $100 was invested on December 31, 2021 in our common stock and assumes the reinvestment of dividends.
(7)	The peer group constitutes the National Association of Real Estate Investment Trusts (“NAREIT”) Equity Index.

Company Selected Measure Name	Diluted FAD, excluding non-recurring items, per share
Named Executive Officers, Footnote
(4)	For fiscal year 2025, Ms. Simpson, Ms. Chikhale, Mr. Boitano and Mr. Satterwhite are included as the non-PEO NEOs. For fiscal year 2024, Ms. Simpson and Ms. Chikhale are included as the non-PEO NEOs. For fiscal years 2021 through 2023, Ms. Shelley-Kessler and Mr. Malin are included as the non-PEO NEOs.

Peer Group Issuers, Footnote
(7)	The peer group constitutes the National Association of Real Estate Investment Trusts (“NAREIT”) Equity Index.

Adjustment To PEO Compensation, Footnote
(1)	On December 31, 2024, we completed our long-term management succession plan as Ms. Simpson became our Executive Chairman. Therefore, she was not our PEO for 2024 despite having served as our CEO for the year. There were no special compensation actions taken in 2024 to recognize this transition and thus her compensation amounts in 2024 were near the median for a CEO in our peer group yet are included in the computation of compensation paid to non-PEO NEOs. The calculation of “compensation actually paid” to PEO Ms. Simpson reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2025	2024	2023	2022	2021
Summary Compensation Table Total	$—	$—	$5,079,210	$4,512,891	$4,076,679
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	—	—	(2,950,000)	(2,500,000)	(2,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	—	—	2,124,068	2,592,074	1,879,475
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	—	—	(1,173,194)	(610,633)	(1,615,636)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	—	—	51,237	(3,020)	591,546
Compensation Actually Paid	$—	$—	$3,131,321	$3,991,312	$2,432,064
(2)	On December 31, 2024, we completed our long-term management succession plan as Ms. Shelley-Kessler was promoted to the Co-CEO position. Therefore, she was one of our PEOs for fiscal year 2024, despite having served as our Co-President and Chief Financial Officer for the year. There were no special compensation actions taken in 2024 to recognize this transition and thus her compensation amounts in 2024 were below the median for a CEO in our peer group. The calculation of “compensation actually paid” to PEO Ms. Shelley-Kessler reflects the following adjustments:

	Fiscal Year	Fiscal Year
	2025	2024
Summary Compensation Table Total	$4,027,538	$2,682,850
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(2,250,000)	(1,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	2,183,133	1,856,047
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	128,585	1,222,311
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	77,757	54,569
Compensation Actually Paid	$4,167,013	$4,315,777
(3)	On December 31, 2024, we completed our long-term management succession plan as Mr. Malin was promoted to the Co-CEO position. Therefore, he was one of our PEOs for fiscal year 2024, despite having served as our Co-President and Chief Investment Officer for the year. There were no special compensation actions taken in 2024 to recognize this transition and thus his compensation amounts in 2024 were below the median for a CEO in our peer group. The calculation of “compensation actually paid” to PEO Mr. Malin reflects the following adjustments:

	Fiscal Year	Fiscal Year
	2025	2024
Summary Compensation Table Total	$4,026,725	$2,682,850
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(2,250,000)	(1,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	2,183,133	1,856,047
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	128,585	1,222,311
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	77,757	54,569
Compensation Actually Paid	$4,166,200	$4,315,777

Non-PEO NEO Average Total Compensation Amount	$ 1,322,262	$ 3,197,314	$ 2,569,201	$ 2,276,362	$ 2,076,016
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,446,960	5,139,072	1,615,697	2,018,260	1,308,918
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The calculation of average “compensation actually paid” to Non-PEO NEOs reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2025	2024	2023	2022	2021
Summary Compensation Table Total	$1,322,262	$3,197,314	$2,569,201	$2,276,362	$2,076,016
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(400,000)	(1,765,000)	(1,450,000)	(1,220,000)	(1,220,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	390,366	2,181,712	1,044,019	1,264,936	917,177
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	83,596	1,455,888	(572,520)	(301,523)	(848,551)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	50,736	69,158	24,997	(1,515)	384,276
Compensation Actually Paid	$1,446,960	$5,139,072	$1,615,697	$2,018,260	$1,308,918

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

As further described and defined in the “Executive Compensation Discussion and Analysis” above, the following is an unranked list of financial performance measures that we considered most important in linking the “compensation actually paid” to our NEOs for 2025 with our performance.

◆	Diluted Core FFO per share
◆	Diluted Core FAD per share
◆	Adjusted FAD per share
◆	Return on Equity
◆	Cumulative TSR

In addition to the financial performance measures listed above, we view our stock price, upon which the value of all of our long-term incentive awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management team with the interests of our stockholders.

Total Shareholder Return Amount	$ 121.66	114.59	99.7	103.05	93.23
Peer Group Total Shareholder Return Amount	137.83	133.97	123.21	108.34	143.24
Net Income (Loss)	$ 123,880,000	$ 94,879,000	$ 91,462,000	$ 100,584,000	$ 56,224,000
Company Selected Measure Amount | $ / shares	2.87	2.67	2.75	2.68	2.43
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Core FFO per share
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted Core FAD per share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted FAD per share
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Cumulative TSR
Wendy L. Simpson
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,079,210	$ 4,512,891	$ 4,076,679
PEO Actually Paid Compensation Amount			3,131,321	3,991,312	2,432,064
Pamela J. Shelley-Kessler
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,027,538	$ 2,682,850
PEO Actually Paid Compensation Amount	$ 4,167,013	4,315,777
PEO Name	Ms. Shelley-Kessler
Clint B. Malin
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,026,725	2,682,850
PEO Actually Paid Compensation Amount	$ 4,166,200	4,315,777
PEO Name	Mr. Malin
PEO | Wendy L. Simpson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,950,000)	(2,500,000)	(2,500,000)
PEO | Wendy L. Simpson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,124,068	2,592,074	1,879,475
PEO | Wendy L. Simpson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,173,194)	(610,633)	(1,615,636)
PEO | Wendy L. Simpson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			51,237	(3,020)	591,546
PEO | Pamela J. Shelley-Kessler | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,250,000)	(1,500,000)
PEO | Pamela J. Shelley-Kessler | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,183,133	1,856,047
PEO | Pamela J. Shelley-Kessler | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,585	1,222,311
PEO | Pamela J. Shelley-Kessler | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,757	54,569
PEO | Clint B. Malin | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,250,000)	(1,500,000)
PEO | Clint B. Malin | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,183,133	1,856,047
PEO | Clint B. Malin | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,585	1,222,311
PEO | Clint B. Malin | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,757	54,569
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(400,000)	(1,765,000)	(1,450,000)	(1,220,000)	(1,220,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	390,366	2,181,712	1,044,019	1,264,936	917,177
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,596	1,455,888	(572,520)	(301,523)	(848,551)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 50,736	$ 69,158	$ 24,997	$ (1,515)	$ 384,276